GMO U.S. Treasury Fund Investment Risks - GMO U.S. Treasury Fund	Feb. 28, 2026
Market Risk Fixed Income [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Credit Risk – Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio.
Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Large Transactions Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by (or caused by) that shareholder or group will require the Fund to sell investments at disadvantageous prices, disrupt the Fund’s operations, lead to temporary overexposure to the Fund’s intended investment program or force the Fund’s liquidation. The Fund also may be subject to these effects when a number of shareholders collectively redeem or sell a large amount of Fund shares.
Management and Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results.The Fund also runs the risk that GMO’s assessment of an investment, including a security’s fundamental fair (or intrinsic) value, is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism, diplomatic tensions, dramatic changes in regulatory and/or foreign policy, cyberattacks, and rapid technological developments such as artificial intelligence) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract or a clearing member used by the Fund to hold a cleared derivatives contract is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.